UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   May 15, 2003


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $33432



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
3M Company                     COM              88579Y101      993     7638 SH       SOLE                     7638
AFLAC, Inc.                    COM              001055102      259     8070 SH       SOLE                     8070
ALLTEL Corp                    COM              020039103     1235    27590 SH       SOLE                    27590
Abbott Laboratories            COM              002824100      240     6385 SH       SOLE                     6385
American Express               COM              025816109      340    10230 SH       SOLE                    10230
American Intl. Group           COM              026874107      752    15201 SH       SOLE                    15201
Auto. Data Processing          COM              053015103      955    31016 SH       SOLE                    31016
Bard (C.R.)                    COM              067383109      244     3875 SH       SOLE                     3875
Becton, Dickinson              COM              075887109      270     7850 SH       SOLE                     7850
CVS Corp.                      COM              126650100      897    37600 SH       SOLE                    37600
Citigroup, Inc.                COM              172967101      664    19276 SH       SOLE                    19276
Colgate-Palmolive Co           COM              194162103      201     3700 SH       SOLE                     3700
ConAgra Foods                  COM              205887102      867    43160 SH       SOLE                    43160
Crawford & Co. Cl. A           COM              224633206       47    11230 SH       SOLE                    11230
Dell Computer                  COM              247025109     1192    43660 SH       SOLE                    43660
DuPont (E.I.)                  COM              263534109      268     6900 SH       SOLE                     6900
Duke Energy Corp.              COM              264399106      492    33830 SH       SOLE                    33830
Exxon Mobil Corp.              COM              30231G102     1303    37273 SH       SOLE                    37273
First Data Corp.               COM              319963104      934    25226 SH       SOLE                    25226
Gannett Co., Inc.              COM              364730101     1293    18360 SH       SOLE                    18360
General Electric               COM              369604103      809    31728 SH       SOLE                    31728
Guidant Corp.                  COM              401698105     1152    31820 SH       SOLE                    31820
Hormel Foods Corp.             COM              440452100      255    12060 SH       SOLE                    12060
Household Intl Inc.            COM              441815107      702    24830 SH       SOLE                    24830
Int'l Business Machines        COM              459200101     1117    14238 SH       SOLE                    14238
Johnson & Johnson              COM              478160104     1144    19776 SH       SOLE                    19776
Kroger Co.                     COM              501044101      747    56780 SH       SOLE                    56780
Limited Inc.                   COM              532716107      140    10907 SH       SOLE                    10907
McGraw-Hill Cos.               COM              580645109     1262    22700 SH       SOLE                    22700
Mellon Financial Corp.         COM              58551A108      856    40283 SH       SOLE                    40283
Microsoft Corp                 COM              594918104     1373    56715 SH       SOLE                    56715
PepsiCo Inc.                   COM              713448108     1013    25332 SH       SOLE                    25332
Pfizer Inc.                    COM              717081103      326    10460 SH       SOLE                    10460
Pharmacia Corporation          COM              71713U102     1276    29465 SH       SOLE                    29465
Pitney Bowes Inc.              COM              724479100     1206    37775 SH       SOLE                    37775
Praxair Inc.                   COM              74005P104     1355    24050 SH       SOLE                    24050
Procter & Gamble               COM              742718109      285     3200 SH       SOLE                     3200
TJX Companies                  COM              872540109     1278    72600 SH       SOLE                    72600
United Technologies            COM              913017109     1137    19680 SH       SOLE                    19680
Washington Mutual              COM              939322103     1207    34221 SH       SOLE                    34221
Wyeth                          COM              983024100     1242    32847 SH       SOLE                    32847